Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

March 1, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Aspiriant Risk-Managed Real Asset Fund (811-23616, 333-249821) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment no. 1 the registration statement of the Fund on Form N-2 (the “Registration Statement”) of the Aspiriant Risk-Managed Real Asset Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of this pre-effective amendment is to respond to comments received from the Staff on the Fund’s registration statement on Form N-2 filed on November 3, 2020 and to complete various parts of the Fund’s disclosure.

Questions and comments may be directed to the undersigned at (215) 988-2699 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara